INVENTORY	12 Months Ended
Dec. 31, 2017
Disclosure of inventories [Abstract]
INVENTORY
INVENTORY

	December 31, 2017	December 31, 2016
	$	$
Current:
Finished goods	19,262	11,627
Stockpiled ore	6,806	30,574
Leach pad inventory	128,783	86,696
Materials and supplies	27,730	26,018
	182,581	154,915
Non-current materials and supplies (note 8)	3,973	1,811
	186,554	156,726

Following the formation of our Puna Operations joint venture in 2017, which extended the operating life of the Pirquitas plant, we identified supplies inventory that is now expected to be utilized and partially reversed our existing provision by $6,342,000. As at December 31, 2017, we have total provisions of $7,250,000 (2016 - $15,376,000) for supplies inventory that we no longer expect to utilize.

Purchase commitments

At December 31, 2017, we had purchase obligations for supplies and consumables of approximately $15,963,000 (2016 - $17,164,000).